RELATED PARTY INFORMATION (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Summary of related party transactions
These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)		(in millions)
Net sales	$168	$174	$564	$500
Cost of goods sold	$86	$110	$348	$336
Selling, general and administrative expenses	$36	$40	$112	$112

	September 30, 2018	December 31, 2017
	(in millions)
Trade receivables	$13	$17
Trade payables	$104	$96

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)		(in millions)
Net sales	$201	$236	$845	$730
Cost of goods sold	$113	$117	$356	$327

	September 30, 2018	December 31, 2017
	(in millions)
Trade receivables	$170	$102
Trade payables	$82	$97